Mineral Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Mineral Property, Plant and Equipment
Schedule of Exploration and Evaluation Assets

The Group’s exploration and evaluation assets are comprised of the following:

Year ended December 31, 2022	Mineral Property Interest [1]	Plant and Equipment [3]	Total
Cost
Beginning Balance	$112,541	$2,412	$114,953
Addition	–	31	31
Disposal of plant and equipment	–	(8)	(8)
Disposal of mineral property interest [2]	(15,463)	–	(15,463)
Ending balance	97,078	2,435	99,513

Accumulated depreciation
Beginning Balance	–	(1,877)	(1,877)
Depreciation charge for the year [4]	–	(260)	(260)
Derecognition on disposal of plant and equipment	–	8	8
Ending balance	–	(2,129)	(2,129)

Foreign currency translation difference
Beginning Balance	21,079	184	21,263
Movement for the year	8,843	41	8,884
Ending balance	29,922	225	30,147

Net carrying value – December 31, 2022	$127,000	$531	$127,531
Year ended December 31, 2021	Mineral Property Interest [1]	Plant and Equipment [3]	Total
Cost
Beginning Balance	$112,541	$3,018	$115,559
Addition	–	277	277
Disposal [3]	–	(29)	(29)
Derecognition of ROU assets [5]	–	(617)	(617)
Modification of lease terms	–	(237)	(237)
Ending balance	112,541	2,412	114,953

Accumulated depreciation
Beginning Balance	–	(2,148)	(2,148)
Depreciation charge for the year [4]	–	(329)	(329)
Derecognition of ROU Assets [5]	–	577	577
Derecognition on disposal [3]	–	23	23
Ending balance	–	(1,877)	(1,877)

Foreign currency translation difference
Beginning Balance	22,083	152	22,235
Movement from derecognition of ROU Assets	–	40	40
Movement for the year	(1,004)	(8)	(1,012)
Ending balance	21,079	184	21,263

Net carrying value – December 31, 2021	$133,620	$719	$134,339

Schdule of right of use assets
Year ended December 31, 2022	Land and Buildings	Equipment	Total
Cost Beginning balance	$1,014	$32	$1,046
Addition	10	–	10
Ending balance	1,024	32	1,056

Accumulated depreciation
Beginning balance	(370)	(20)	(390)
Depreciation charge for the year [4]	(140)	(10)	(150)
Ending balance	(510)	(30)	(540)

Foreign currency translation difference
Beginning balance	(36)	(1)	(37)
Movement for the year	38	–	38
Ending balance	2	(1)	1

Net carrying value – December 31, 2022	$516	$1	$517
Year ended December 31, 2021	Land and Buildings	Equipment	Total
Cost Beginning balance	$1,591	$53	$1,644
Addition	277	–	277
Disposal	–	(21)	(21)
Derecognition [5]	(617)	–	(617)
Modification of lease terms	(237)	–	(237)
Ending balance	1,014	32	1,046

Accumulated depreciation
Beginning balance	(723)	(26)	(749)
Depreciation charge for the year [4]	(224)	(11)	(235)
Derecognition [5]	577	–	577
Derecognition on disposal	–	17	17
Ending balance	(370)	(20)	(390)

Foreign currency translation difference
Beginning balance	(69)	(1)	(70)
Movement from derecognition	40	–	40
Movement for the year	(7)	–	(7)
Ending balance	(36)	(1)	(37)

Net carrying value – December 31, 2021	$608	$11	$619